Investments in Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2026
Investments in Marketable Securities [Abstract]
Schedule of Investments in Marketable Securities	The movement of investments in marketable securities was shown below:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
At fair value:
Beginning of the financial year/period	22,594,500	29,183,340	7,149,275
Additions	46,097,013	24,125,899	5,910,313
Disposals	(43,174,117)	(21,917,815)	(5,369,381)
Fair value (loss)/gain, before investment charges, recognized for the year/period	3,665,944	1,846,365	452,319
End of the financial year/period	29,183,340	33,237,789	8,142,525